INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
INVENTORY
4	INVENTORY
  Inventory consisted of the following:
	September 30, 2016	December 31, 2015

Kiosks and accessories	$480,046	$668,567
	$480,046	$668,567

QPAGOS Corporation - Parent Company [Member]
INVENTORY
6	INVENTORY

Inventory consisted of the following as of December 31, 2015 and December 31, 2014:

	December 31, 2015	December 31, 2014

Kiosks and spare parts in transit	$-	$405,568
Kiosks	668,567	106,047
Spare parts	-	135,371
	$668,567	$646,986